As filed with the Securities and Exchange Commission on November 23, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
September 30, 2007
(Unaudited)

		Shares	Market Value
Common Stocks - 96.5%			$39,703,298
(cost $33,979,173)

CONSUMER DISCRETIONARY - 3.5%			1,421,936
AVTR	AVATAR HOLDINGS, INC.*	1,700	84,881
BYD	BOYD GAMING CORP.	3,900	167,115
BWS	BROWN SHOE CO., INC.	1,950	37,830
CRRC	COURIER CORP.	1,700	59,857
DXPE	DXP ENTERPRISES, INC.*	3,500	124,285
HSOA	HOME SOLUTIONS OF AMERICA, INC.*	4,300	14,577
IFON	INFOSONICS CORP.*	65,600	142,352
JLN	JACLYN INC.*	4,400	28,820
JCI	JOHNSON CONTROLS, INC.	700	82,677
MW	MENS WEARHOUSE, INC.	1,250	63,150
MSI	MOVIE STAR, INC.*	29,600	67,192
NKE	NIKE, INC.	2,000	117,320
PAE	PEACE ARCH ENTERTAINMENT GROUP, INC.*	96,700	243,684
SCVL	SHOE CARNIVAL, INC.*	2,700	42,606
TOC	THOMSON CORP.	1,800	75,474
TM	TOYOTA MOTOR CORP. - ADR	600	70,116

CONSUMER STAPLES - 3.3%			1,373,638
BG	BUNGE LTD.	700	75,215
CU	COMPANIA CERVECERIAS UNIDAS - ADR	3,900	150,150
FDP	FRESH DEL MONTE PRODUCE, INC.	1,800	51,750
GMK	GRUMA - ADR	10,000	131,100
LBIX	LEADING BRANDS, INC.*	146,050	394,335
PARL	PARLUX FRAGRANCES, INC.*	8,600	33,540
PPC	PILGRIMS PRIDE CORP.	1,300	45,149
PG	PROCTER & GAMBLE CO.	2,900	203,986
PMID	PYRAMID BREWERIES, INC.*	27,751	75,205
SDA	SADIA - ADR	2,600	144,820
SAFM	SANDERSON FARMS, INC.	1,300	54,171
WVVI	WILAMETTE VALLEY VINEYARDS, INC.*	2,100	14,217

ENERGY - 23.0%			9,464,237
ALY	ALLIS CHALMERS ENERGY, INC.*	13,600	257,584
APA	APACHE CORP.	1,500	135,090
BRGYY	BG GROUP PLC - ADR	1,200	103,418
CPE	CALLON PETROLEUM CO.*	49,900	694,608
CFK	CE FRANKLIN LTD.*	11,300	127,690
CGV	CGG VERITAS - ADR*	2,700	175,742
CHK	CHESAPEAKE ENERGY CORP.	3,900	137,514
CVX	CHEVRON CORP.	2,000	187,160
CPX	COMPLETE PRODUCTION SERVICES*	6,600	135,167
COP	CONOCOPHILLIPS	1,500	131,655
DO	DIAMOND OFFSHORE DRILLING, INC.	2,700	305,883
ECA	ENCANA CORP.	1,200	74,220
ESV	ENSCO INTERNATIONAL INC.	4,400	246,840
FRO	FRONTLINE, LTD.	6,200	299,336
GW	GREY WOLF, INC.*	8,900	58,295
HP	HELMERICH & PAYNE, INC.	6,600	216,678
HERO	HERCULES OFFSHORE, INC.*	7,900	206,269
HGT	HUGOTON ROYALTY TRUST	17,369	410,603
NE	NOBLE CORP.	6,200	304,110
OXY	OCCIDENTAL PETROLEUM CORP.	7,300	467,784
OMNI	OMNI ENERGY SERVICES*	12,700	101,473
PTEN	PATTERSON-UTI ENERGY, INC.	50,100	1,130,757
BTU	PEABODY ENERGY CORP.	2,600	124,462
PGH	PENGROWTH ENERGY TRUST	9,800	184,632
PWE	PENN WEST ENERGY TRUST	23,700	736,359
PZE	PETROBRAS ENERGIA PARTICIPACIONES - ADR*	8,400	84,420
PVX	PROVIDENT ENERGY TRUST	5,990	76,013
SGY	STONE ENERGY CORP.*	3,900	156,039
SFY	SWIFT ENERGY*	4,900	200,508
SYNM	SYNTROLEUM CORP.*	78,672	147,903
TELOZ	TEL OFFSHORE TRUST	90	1,353
TSO	TESORO CORP.	10,100	464,802
TRGL	TOREADOR RESOURCES CORP.*	20	237
VLO	VALERO ENERGY CORP.	19,892	1,336,345
XTO	XTO ENERGY INC.	700	43,288

FINANCIALS - 16.5%			6,773,280
TCHC	21ST CENTURY HOLDING CO.	6,500	92,300
PVD	ADMINISTRADA DE FONDOS DE PENSIONES PROVIDA - ADR	6,200	227,974
AEL	AMERICAN EQUITY INVESTMENT LIFE HOLDING	6,300	67,095
AINV	APOLLO INVESTMENT CORP.	10,900	226,720
ACGL	ARCH CAPITAL GROUP, LTD.	1,400	104,174
ARCC	ARES CAPITAL CORP.	15,000	244,050
ASFI	ASTA FUNDING, INC.	3,600	137,952
CSH	CASH AMERICA INTERNATIONAL, INC.	3,200	120,320
BAP	CREDICORP, LTD.	1,900	128,630
CRMH	CRM HOLDINGS, LTD.*	15,980	100,674
DHIL	DIAMOND HILL INVESTMENT GROUP*	12,487	1,020,812
ETFC	E*TRADE FINANCIAL CORP.	15,700	205,042
EMCI	EMC INSURANCE GROUP, INC.	3,100	80,569
ENH	ENDURANCE SPECIALTY HOLDINGS, LTD.	5,900	245,145
EPHC	EPOCH HOLDING CORP.*	11,283	158,865
FNM	FANNIE MAE	4,300	261,483
GYRO	GYRODYNE CO. OF AMERICA, INC.*	2,025	100,217
IMP	IMPERIAL CAPITAL BANCORP, INC.	9,400	265,550
IBCA	INTERVEST BANCSHARES CORP.	3,300	81,675
IPCR	IPC HOLDINGS, LTD.	7,400	213,490
JRT	JER INVESTORS TRUST, INC.	4,200	52,290
KFS	KINGSWAY FINANCIAL SERVICES, INC.	8,500	156,655
LM	LEGG MASON, INC.	2,900	244,441
MIGP	MERCER INSURANCE GROUP, INC.	6,400	113,216
NEWT	NEWTEK BUSINESS SERVICES, INC.*	31,135	52,307
OPY	OPPENHEIMER HOLDINGS, INC.	3,100	128,867
PKBK	PARKE BANCORP, INC.	5,800	93,380
PCAP	PATRIOT CAPITAL FUNDING, INC.	12,300	164,451
PHLY	PHILADELPHIA CONSOLIDATED HOLDING CORP.*	1,900	78,546
PRU	PRUDENTIAL FINANCIAL, INC.	1,100	107,338
RDN	RADIAN GROUP, INC.	1,000	23,280
SAFT	SAFETY INSURANCE GROUP, INC.	3,800	136,572
TRAD	TRADESTATION GROUP, INC.*	66,600	777,222
GROW	U.S. GLOBAL INVESTORS, INC.	24,135	459,048
WHG	WESTWOOD HOLDINGS GROUP, INC.	3,000	102,930

HEALTH CARE - 16.7%			6,854,376
ADAM	A.D.A.M., INC.*	2,114	16,468
AKRX	AKORN, INC.*	39,600	296,604
AMRN	AMARIN CORP PLC - ADR*	189,000	75,600
AVNR	AVANIR PHARMACEUTICALS*	39,600	84,744
COLY	COLEY PHARMACEUTICAL GROUP*	43,200	135,648
DEPO	DEPOMED, INC.*	177,400	363,670
ELN	ELAN CORP. PLC - ADR*	133,500	2,808,840
HGRD	HEALTH GRADES, INC.*	8,600	50,740
HNAB	HANA BIOSCIENCES, INC.*	28,019	32,222
HUM	HUMANA, INC.*	3,100	216,628
LGND	LIGAND PHARMACEUTICALS, INC.*	71,600	382,344
MNTA	MOMENTA PHARMACEUTICALS, INC.*	35,600	405,484
MOH	MOLINA HEALTHCARE, INC.*	5,500	199,485
MYL	MYLAN LABORATORIES, INC.*	45,000	718,200
NVO	NOVO NORDISK A/S - ADR	4,000	484,160
QDEL	QUIDEL CORP.*	8,000	156,480
SURG	SYNERGETICS USA, INC.*	6,500	25,090
UNH	UNITEDHEALTH GROUP, INC.	8,300	401,969

INDUSTRIALS - 8.8%			3,634,685
ABIX	ABATIX CORP.*	43,827	302,406
CNRD	CONRAD INDUSTRIES, INC.*	10,500	181,125
CSX	CSX CORP.	1,400	59,822
DPW	DIGITAL POWER CORP.*	25,250	44,693
BOOM	DYANAMIC MATERIALS CORP.	3,600	172,404
EEI	ECOLOGY & ENVIRONMENT, INC.	5,985	70,025
ESLT	ELBIT SYSTEMS, LTD.	2,500	118,250
ERS	EMPIRE RESOURCES, INC.	4,300	28,895
RAIL	FREIGHTCAR AMERICA, INC.	4,100	156,620
GWR	GENESEE & WYOMING, INC.*	2,700	77,868
ASR	GRUPO AEROPORTUARIO DEL SURESTE - ADR	4,300	213,366
GSH	GUANGSHEN RAILWAY CO. LTD. - ADR	10,100	440,663
HRSH	HIRSCH INTERNATIONAL CORP.*	73,000	167,900
HURC	HURCO COMPANIES, INC.*	2,800	151,368
JCTCF	JEWETT-CAMERON TRADING CO., LTD.*	14,250	128,108
KTII	K-TRON INTERNATIONAL, INC.*	1,561	148,295
KRSL	KREISLER MANUFACTURING CORP.*	6,438	114,918
LMS	LAMSON & SESSIONS CO.*	4,600	124,016
MFW	M & F WORLDWIDE CORP.*	2,300	115,437
NSC	NORFOLK SOUTHERN CORP.	2,200	114,202
SIMC	SIMCLAR, INC.*	12,900	143,061
SXC	STANTEC, INC.*	404	13,340
TRCI	TECHNOLOGY RESEARCH CORP.	3	11
TGIS	THOMAS GROUP, INC.	10,697	97,771
UNP	UNION PACIFIC CORP.	1,400	158,284
UUU	UNIVERSAL SECURITY INSTRUMENTS, INC.*	8,818	154,315
XNN	XENONICS HOLDINGS, INC.*	65,800	137,522

INFORMATION TECHNOLOGY - 9.0%			3,713,230
ACTL	ACTEL CORP.*	4,900	52,577
AEY	ADDVANTAGE TECHNOLOGIES GROUP, INC.*	8,400	68,208
AIXG	AIXTRON AKTIENGESELLSCHAFT - ADR*	153	1,483
AFOP	ALLIANCE FIBER OPTIC PRODUCTS, INC.*	32,252	60,634
AVNX	AVANEX CORP.*	35,900	58,876
CRYP	CRYPTOLOGIC, LTD.	6,200	124,000
CVV	CVD EQUIPMENT CORP.*	8,600	41,280
EONC	EON COMMUNICATIONS, CORP.*	34,341	28,846
EPIQ	EPIQ SYSTEMS, INC.*	10,950	206,079
EXTR	EXTREME NETWORKS, INC.*	24,400	93,696
FCS	FAIRCHILD SEMICONDUCTOR INTERNATIONAL*	2,900	54,172
FIS	FIDELITY NATIONAL INFORMATION SERVICES, INC.	444	19,700
GIGM	GIGAMEDIA LTD.*	25,500	412,080
IXYS	IXYS CORP.*	14,500	151,235
LOGC	LOGIC DEVICES, INC.*	21,493	44,061
MA	MASTERCARD, INC.	7,400	1,094,978
MU	MICRON TECHNOLOGY, INC.*	20,800	230,880
NOIZ	MICRONETICS, INC.*	12,600	119,826
MSFT	MICROSOFT CORP.	12,500	368,250
OVTI	OMNIVISION TECHNOLOGIES, INC.*	10,500	238,665
OCCF	OPTICAL CABLE CORP.*	200	950
PRFT	PERFICIENT, INC.*	800	17,496
RMTR	RAMTRON INTERNATNIOAL CORP.*	15,100	43,639
STKR	STOCKERYALE, INC.*	63,792	86,119
TRT	TRIO-TECH INTERNATIONAL*	6,000	65,340
XWG	WIRELESS XCESSORIES GROUP, INC.*	13,000	30,160

MATERIALS - 12.2%			5,032,444
AKZOY	AKZO NOBEL - ADR	4,700	384,930
ARSD	ARABIAN AMERICAN DEVELOPMENT CO.*	27,200	167,280
ARJ	ARCH CHEMICALS, INC.	2,800	131,264
AZC	AUGUSTA RESOURCE CORP.*	2,800	7,504
AZK	AURIZON MINES, LTD.*	47,400	197,184
BAYRY	BAYER - ADR*	1,400	111,090
CX	CEMEX - ADR*	17,200	514,624
CGR	CLAUDE RESOURCES, INC.*	107,842	156,371
EGI	ENTREE GOLD, INC.*	55,200	138,000
GG	GOLDCORP, INC.	4,200	128,352
GSS	GOLDEN STAR RESOURCES, LTD.*	23,500	95,175
GBN	GREAT BASIN GOLD, LTD.*	79,000	237,790
SIM	GRUPO SIMEC - ADR*	16,700	174,348
LMC	LUNDIN MINING CORP.*	8,800	112,450
MRB	METALLICA RESOURCES, INC.*	32,500	144,300
MFN	MINEFINDERS, LTD.*	7,100	75,757
MNEAF	MINERA ANDES, INC.*	119,800	224,026
MNG	MIRAMAR MINING CORP.*	39,000	184,860
NXG	NORTHGATE MINERALS CORP.*	258,900	735,276
PLM	POLYMET MINING CORP.*	34,000	128,860
PKX	POSCO - ADR	1,700	303,909
SA	SEABRIDGE GOLD, INC.*	3,600	108,648
TGB	TASEKO MINES, LTD.*	51,200	268,800
TCK	TECK COMINCO, LTD.	3,200	152,672
UFPT	UFP TECHNOLOGIES, INC.*	8,600	44,204
USLM	UNITED STATES LIME & MINERALS*	2,929	104,770

TELECOMMUNICATION SERVICES - 2.7%			1,120,724
BTM	BRASIL TELECOM S.A. - ADR*	2,400	67,680
CBB	CINCINNATI BELL, INC.	28,000	138,320
HTCO	HICKORY TECH CORP.*	12,900	125,001
DCM	NTT DOCOMO, INC. - ADR	22,600	321,824
PAET	PAETEC HOLDING CORP.*	10,800	134,676
TEF	TELEFONICA - ADR	1,500	125,670
TKAGY	TELEKOM AUSTRIA - ADR	1,000	52,193
TELNY	TELENOR - ADR	2,600	155,360

UTILITIES - 0.8%			314,748
CNP	CENTERPOINT ENERGY, INC.	2,600	41,678
ELE	ENDESA - ADR	1,900	108,509
KEP	KOREA ELECTRIC POWER CORP. - ADR*	5,100	118,065
SRE	SEMPRA ENERGY	800	46,496

INVESTMENT COMPANIES - 2.1%			847,032
(cost $858,243)
FXF	CURRENCYSHARES SWISS FRANC TRUST	300	25,812
TWM	PROSHARES TRUST ULTRASHORT RUSSELL 2000	9,900	652,311
EMF	TEMPLETON EMERGING MARKETS FUND	7,100	168,909

CASH EQUIVALENTS - 1.7%			682,576
(cost $682,576)
	HIGHMARK 100% US TREAS MM		341,288
	HIGHMARK DIVERSIFIED MM-FID		341,288

TOTAL INVESTMENT SECURITIES - 100.3%			41,232,906
(cost $35,519,992)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)			(104,362)

NET ASSETS - 100.0%			$41,128,544

*Non-income producing security.

ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$36,545,713

Gross unrealized appreciation	9,512,662
Gross unrealized depreciation	(1,594,318)
Net unrealized appreciation	$7,918,344

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)
                                                       Kendrick W. Kam, President & Treasurer

Date              11/20/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                                                       Kendrick W. Kam, President & Treasurer

Date              11/20/07

* Print the name and title of each signing officer under his or her signature.